Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 286,810
Total loans	286,810	$ 280,432
Total outstanding commitments	606,656	591,201
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	282,228
Total loans		275,576
Total outstanding commitments	600,407	584,072
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,740
Total loans		1,800
Total outstanding commitments	2,801	3,142
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,842
Total loans		3,056
Total outstanding commitments	3,448	3,987
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,582
Total loans		4,856
Total outstanding commitments	6,249	7,129
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	102,444	97,561
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	100,014	95,297
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,149	1,130
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,281	1,134
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,430	2,264
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	39,539	40,463
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	38,473	39,162
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	584	648
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	482	653
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,066	1,301
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	65,034	59,783
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	64,570	59,141
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1	16
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	463	626
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	464	642
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	56,430	57,324
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	56,101	57,009
Other Retail [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6	6
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	323	309
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	329	315
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	23,363	22,180
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	23,070	21,895
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	293	285
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 293	285
Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		3,121
Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		3,072
Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		49
Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		$ 49